Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 4.8	$ 4.6	$ 4.1	$ 14.0	$ 11.7